NOTE 12 - SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
NOTE 12 - SUBSEQUENT EVENT

NOTE 12 – SUBSEQUENT EVENT

During November 2013, $300,000 of funds placed into escrow pursuant to the APA, were released.

In preparing these interim condensed unaudited financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through December 13, 2013, the date the financial statements were available to be filed.